Other liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of other liabilities [Abstract]
Disclosure of other liabilities [Text block]
Table of Contents

Note 22Other liabilities

Other non-current liabilities

Other non-current liabilities are summarized as follows:

Philips Group
Other non-current liabilities
in millions of EUR
2016 - 2017
	2016	2017
Deferred income	251	249
Other tax liability	417	161
Other liabilities	73	65
Other non-current liabilities	741	474

For further details on tax related liabilities refer to Income taxes.

Other current liabilities

Other current liabilities are summarized as follows:

Philips Group
Other current liabilities
in millions of EUR
2016 - 2017
	2016	2017
Accrued customer rebates that cannot be offset with accounts receivables for those customers	593	435
Advances received from customers on orders not covered by work in process	451	372
Other taxes including social security premiums	208	164
Other liabilities	120	155
Other current liabilities	1,372	1,126

The other liabilities per December 31, 2016 and 2017 include reclassifications from litigation provisions to liabilities due to settlements reached. For more details reference is made to Litigation provisions in Provisions and to Legal proceedings in Contingent assets and liabilities.